Parent Only Financial Information (Details)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lineowa Fashion and Life Style L.L.C [Member]
Parent Only Financial Information (Details) [Line Items]
Percentage of equity interest	50.00%	50.00%
Retroactive Effect [Member]
Parent Only Financial Information (Details) [Line Items]
Share split ratio	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025; (ii) share consolidation of 5 to 1 on June 16, 2025 and (iii) share consolidation of 8 to 1 on May 18, 2026.